DEFINITE-LIFE INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
DEFINITE-LIFE INTANGIBLE ASSETS

DEFINITE-LIFE INTANGIBLE ASSETS

	Estimated Useful Lives	September 30, 2011	September 30, 2010

Pending patent application	Not applicable	$ -	$ 33,970
Addition to assets		-	1,000

Less accumulated amortization		-	34,970
Less impairment of asset		-	(34,970)

Net definite-life intangible assets		$ -	$ -

The Company's definite-life intangile assets consisted only of a pending patent application. The Company subsidiary received patent approval in fiscal year ended September 30, 2010.  Since the patent was the property of the Company’s subsidiary, IAI, and the determination of value is deemed worthless with no probably future economic benefit, the Company expensed the asset in its entirety, rather than amortize it over an undeterminable amount of time.

Focus Systems Acquisition	September 30, 2010

Acquisition value
Capital in excess of par	$279,750
Common shares 3,000,000 shares	30,000
Preferred shares 250,000 shares	250

Total Acquisition value	$310,000

Valuation classification
Physical Assets	$10,338
Liabilities Assumed	$283,639

Goodwill	583,301
Impairment of Goodwill	(583,301)
Goodwill, net	—

Net value	$0

The Company recorded a one-time impairment of goodwill under operating expenses in the amount of $583,301 in conjunction with the acquisition of Focus Systems due to there being no probable future economic benefit and no certainty of any future cash flows.

Note receivable to IAI	September 30, 2010

Face value of note	$170,000
Less impairment of note	(170,000)
Note receivable remaining	$—

The Company recorded a one-time impairment of the note receivable to IAI under operating expenses in the amount of $170,000 due to the total uncollectability thereof.

AquaLiv, Inc. Acquisition

September 30, 2011

Acquisition value

Preferred shares (per contract)	$400,000
Total Acquisition value	$400,000

Valuation classification
Physical assets	$5,516
Cash	79,000

Goodwill	315,484
Impairment of Goodwill	(315,484
Goodwill, net	—

Net value	$84,516

We have concluded, pursuant to the guidance in FASB ASC 810-10-25-38 (previously FIN 46R) that AquaLiv is a Variable Interest Entity, that we are the primary beneficiary with a controlling financial interest in AquaLiv, and we are required to consolidate its financials accordingly. Additionally, the acquisition was recorded at its fair market value in that the cash, computer equipment, and inventory were recorded at their fair market value on the date of the acquisition. Impairment of goodwill from the date of acquisition was written off to its net realizable value in the accompanying statements of operations